Vanguard Capital Opportunity Fund
Vanguard Convertible Securities Fund
Vanguard Energy Fund
Vanguard Health Care Fund
Vanguard High-Yield Corporate Fund
Vanguard Market Neutral Fund
Vanguard Precious Metals and Mining Fund
Vanguard PRIMECAP Fund
Vanguard PRIMECAP Core Fund
Vanguard REIT Index Fund
Vanguard Selected Value Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 1% redemption fee on shares held less than one year.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS REDC 052012